Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and Cash Equivalents	$ 6,197,455	$ 1,385,275
Restricted Cash	133,093	142,688
Accounts Receivable, Net	122,602	492,752
Inventory, Net	630,416	344,654
Other Current Assets	244,548	310,657
Total Current Assets	7,328,114	2,676,026
PROPERTY AND EQUIPMENT, NET	31,194	38,189
OTHER ASSETS
Intangible Assets, Net
Other Assets	232,320	273,419
Total Other Assets	232,320	273,419
Total Assets	7,591,628	2,987,634
CURRENT LIABILITIES
Accounts and Other Payables	2,130,382	2,955,826
Due to Related Parties	300,000	300,000
Short Term Debt	218,282	50,000
Current Portion of Long-Term Debt	112,188	120,284
Total Current Liabilities	2,760,852	3,426,110
LONG-TERM DEBT	259,903	338,803
LONG-TERM DIVIDENDS PAYABLE
STOCKHOLDERS’ EQUITY
Preferred stock value
Common Stock, $0.00001 par value; 100,000,000 shares authorized; 77,346,950 and 52,671,395 shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively	117	97
Additional Paid-In Capital	47,862,427	40,727,518
Subscription Receivable
Accumulated Comprehensive Loss	(198,572)	(143,493)
Accumulated Deficit	(43,093,099)	(41,361,401)
Total Stockholders’ Equity (Deficit)	4,570,873	(777,279)	$ (3,706,568)
Total Liabilities and Stockholders’ Equity	$ 7,591,628	2,987,634
Previously Reported [Member]
CURRENT ASSETS
Cash and Cash Equivalents		1,385,275	249,521
Restricted Cash		142,688	165,145
Accounts Receivable, Net		492,752	226,614
Inventory, Net		344,654	221,868
Other Current Assets		310,657	122,101
Total Current Assets		2,676,026	985,249
PROPERTY AND EQUIPMENT, NET		38,189	22,027
OTHER ASSETS
Intangible Assets, Net			6,666
Other Assets		273,419	231,624
Total Other Assets		273,419	238,290
Total Assets		2,987,634	1,245,566
CURRENT LIABILITIES
Accounts and Other Payables		2,955,826	3,157,810
Due to Related Parties		300,000	512,711
Short Term Debt		50,000	865,988
Current Portion of Long-Term Debt		120,284
Total Current Liabilities		3,426,110	4,536,509
LONG-TERM DEBT		338,803
LONG-TERM DIVIDENDS PAYABLE			415,625
STOCKHOLDERS’ EQUITY
Preferred stock value
Common Stock, $0.00001 par value; 100,000,000 shares authorized; 77,346,950 and 52,671,395 shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively		773	527
Additional Paid-In Capital		40,726,842	34,768,615
Accumulated Comprehensive Loss		(143,493)	(153,254)
Accumulated Deficit		(41,361,401)	(38,322,456)
Total Stockholders’ Equity (Deficit)		(777,279)	(3,706,568)
Total Liabilities and Stockholders’ Equity		$ 2,987,634	$ 1,245,566